Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Summary of unaudited interim results
The following is a summary of the unaudited interim results of operations by quarter for the years ended September 30, 2012 and 2011:

Year Ended September 30, 2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$155,926	$154,581	$145,384	$134,380
Interest expense	52,212	49,979	48,849	42,209
Net interest income	103,714	104,602	96,535	92,171
Provision for loan losses	11,210	18,000	10,366	5,379
Other operating income (REO expense)	(5,923)	3,446	4,736	4,439
Other operating expense	34,365	36,812	35,964	35,713
Income before income taxes	52,216	53,236	54,941	55,518
Income taxes	18,798	19,165	19,778	19,987
Net income	$33,418	$34,071	$35,163	$35,531
Basic earnings per share	$0.31	$0.32	$0.33	$0.33
Diluted earnings per share	0.31	0.32	0.33	0.33
Cash dividends per share	0.08	0.08	0.08	0.08
Return of average assets	0.98%	1.00%	1.04%	1.10%

Year Ended September 30, 2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$165,590	$158,539	$161,531	$158,975
Interest expense	60,856	56,984	55,399	54,457
Net interest income	104,734	101,555	106,132	104,518
Provision for loan losses	26,000	30,750	21,000	15,354
Other operating income (REO expense)	(6,127)	2,866	(3,894)	(6,962)
Other operating expense	34,279	33,321	34,174	34,285
Income before income taxes	38,328	40,350	47,064	47,917
Income taxes	13,798	14,526	16,943	17,251
Net income	$24,530	$25,824	$30,121	$30,666
Basic earnings per share	$0.22	$0.23	$0.27	$0.28
Diluted earnings per share	0.22	0.23	0.27	0.28
Cash dividends per share	0.06	0.06	0.06	0.06
Return of average assets	0.73%	0.77%	0.90%	0.91%